CONTRACT LIABILITIES - Movements of contract liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 IDR (Rp)
CONTRACT LIABILITIES
Beginning balance	Rp 10,222	Rp 9,439
Deferred during the year	8,337	7,631
Recognized as revenue during the year	(7,738)	(6,848)
Ending balance	10,821	10,222
Contract liabilities - current portion	(7,970)	(7,738)	$ (478)	Rp (6,848)
Contract liabilities - non-current portion	Rp 2,851	Rp 2,484	$ 171	Rp 2,591